UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $107,775
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                       Name

(1) 028-12144                              Tiger Veda Global, L.P.
(2) 028-12700                              Tiger Veda L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                         December 31, 2011
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6        COL 7          COLUMN 8

                                                         VALUE     SHS OR  SH/ PUT/  INVESTMENT      OTHR       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION      MGRS    SOLE     SHARED   NONE
APPLE INC                     COM             037833100  13,624     33,640 SH        SHARED-DEFINED  01,02            33,640
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305  13,755    241,563 SH        SHARED-DEFINED  01,02           241,563
GOOGLE INC                    CL A            38259P508  12,143     18,800 SH        SHARED-DEFINED  01,02            18,800
GRACE W R & CO DEL NEW        COM             38388F108   8,266    180,000 SH        SHARED-DEFINED  01,02           180,000
HARRY WINSTON DIAMOND CORP    COM             41587B100   4,786    450,000 SH        SHARED-DEFINED  01,02           450,000
LORAL SPACE & COMMUNICATNS I  COM             543881106  16,179    249,362 SH        SHARED-DEFINED  01,02           249,362
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105  10,079    360,620 SH        SHARED-DEFINED  01,02           360,620
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100  16,458    320,000 SH        SHARED-DEFINED  01,02           320,000
SCORPIO TANKERS INC           SHS             Y7542C106   2,431    497,089 SH        SHARED-DEFINED  01,02           497,089
SEACOR HOLDINGS INC           COM             811904101   9,385    105,500 SH        SHARED-DEFINED  01,02           105,500
SEMGROUP CORP                 CL A            81663A105     669     25,665 SH        SOLE                   25,665







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